Long-term Investments	9 Months Ended
Sep. 30, 2022
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS

4. LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments without readily determinable fair value, equity method investments and available-for-sale debt investments.

Equity investments without readily determinable fair value

As of December 31, 2021 and September 30, 2022, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Initial cost basis	2,285,439	2,048,785	288,014
Cumulative unrealized gains	329,768	361,063	50,757
Cumulative unrealized losses (including impairment)	(270,421)	(425,507)	(59,817)

Total carrying amount	2,344,786	1,984,341	278,954

Impairment charges recognized on equity investments measured using the measurement alternative were RMB29,100 and RMB186,686 (US$26,244) for the nine months ended September 30, 2021 and 2022, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2021 and 2022 are as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)
Gross unrealized gains (upward adjustments)	94,510	31,295	4,399
Gross unrealized losses (downward adjustments excluding impairment)	—	—	—

Net unrealized gains on equity securities held	94,510	31,295	4,399
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in others, net	94,510	31,295	4,399

Equity method investments

In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000 in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of December 31, 2021 and September 30, 2022, the Group’s equity interest in Xin’ai was diluted to 23% due to subsequent rounds of equity financing.

Strawbear Entertainment Group (or “Strawbear”), a company that is listed on the Hong Kong Stock Exchange (“HKSE”), is a major drama series producer and distributor in the PRC, covering the investment, development, production and distribution of TV series and web series. In November 2018 and May 2020, the Group acquired a total of 19.57% equity interest for a total cash consideration of US$55,139 in Strawbear and accounted for the investment using measurement alternative as the shares held by the Group are not considered in-substance common stock. Upon the completion of initial public offering of Strawbear on January 15, 2021, the shares held by the Group were converted to common stock automatically, and the Group’s equity interest in Strawbear was diluted to 14.68%. The Group can actively participate in the significant operation and financing decisions of Strawbear through its two seats on Strawbear’s board of directors with a total of nine members. Accordingly, the Group is considered to have significant influence over Strawbear and accounts for such investment as an equity method investment with an initial carrying value amounting to RMB443,670. The excess of the carrying value of the investment over the proportionate share of Strawbear’s net assets of RMB225,336 was recognized as basis differences and investment goodwill. During the nine months ended September 30, 2022, the market value of Strawbear had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Group concluded that the decline in market value of the investment in Strawbear was other-than-temporary and an impairment charge of RMB382,715 (US$53,801) was recorded. As of September 30, 2022, the Group’s equity interest in Strawbear was 13.97%, which had a fair value of RMB98,807 (US$13,890) based on the closing share price.

In January 2022, the Group lost control and deconsolidated Beijing Dreamagic Science and Technology Co., Ltd. (or “Dreamagic”), an entity in the business of producing virtual reality equipment. The Group entered into an amended shareholder agreement with other investors, which included a voting arrangement requiring approval from 60% of the outstanding voting interests for significant decisions that are made in the ordinary course of business, rather than a simple majority. The Group can still participate in the significant operation and financing decisions of Dreamagic through its three seats on Dreamagic's board of directors with a total of seven members. Accordingly, the Group is considered to have significant influence over Dreamagic and accounts for the common stock investment on a fully diluted basis of 44.60% as an equity method investment with an initial carrying value amounting to RMB250,502 (US$35,215). The excess of the carrying value of the investment over the proportionate share of Dreamagic's net assets of RMB208,084 (US$29,252) was recognized as basis differences and investment goodwill. In addition, the preferred stock investment of 7.28% held by the Group, on a fully diluted basis, contains substantive liquidation and redemption preference and is not considered in-substance common stock and accounted for using the measurement alternative. The Group recognized a total gain of RMB429,916 (US$60,437) from the transaction in "Others, net" in the unaudited interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2022. The fair value of the retained investment was determined by estimating the total equity value of Dreamagic using an option pricing model based on the observable transaction price of a recent round of financing and then allocating the total estimated equity value to each class of equity based on their different rights and obligations. Dreamagic is considered a related party after deconsolidation. Upon deconsolidation, a financial liability with a maximum potential amount of RMB140,044 (US$19,687) was recognized for the Group’s obligation to guarantee payments to certain guaranteed preferred shareholders if Dreamagic is unable to pay the redemption price of the preferred shares in full upon the occurrence of redemption or liquidation event, which partially offset the disposal gain. As of September 30, 2022, the Group’s equity interests of common stock were diluted to 42.66% on a fully diluted basis, due to subsequent equity financing.

As of December 31, 2021 and September 30, 2022, the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amounts of the Group’s equity method investments including Xin’ai, Strawbear and Dreamagic were RMB580,776 and RMB331,646 (US$46,622) as of December 31, 2021 and September 30, 2022, respectively.

Available-for-sale debt investments

Available-for-sale debt investments consist of convertible debt instruments issued by private companies and investment in equity securities that is redeemable at the Company’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Company’s option have no contractual maturity date.

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Cost or Amortized cost	76,500	283,974	39,920
Gross unrealized gains	3,780	212,546	29,879
Gross unrealized losses	(2,425)	(37,839)	(5,319)

Fair value	77,855	458,681	64,480